Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of Sales And Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses And Other Non Operating Income Expense Net [Abstract]
Advertisement and publicity expenses	$ 5,553,648	$ 907,987
Employee salaries and benefits	3,762,397	802,480
Consultancy charges	1,868,905	4,076,671
Share-based payments to employees	608,258	508,288
Share-based payments to related parties	269,167	389,444
Total	$ 12,062,375	$ 6,684,870